Citi Fund Services
100 Summer Street, Suite 1500
Boston, Massachusetts 02110

March 4, 2009

Via Electronic Transmission

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	HSBC Advisor Funds Trust (the “Trust”)
File Nos. 333-02205 and 811-07583

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive form of prospectuses dated February 27, 2009 do not differ from the form of prospectuses contained in the most recent post-effective amendment to the Registration Statement of the Trust. This Amendment to the Registration Statement was electronically filed under 485(b) as Post-Effective Amendment No. 21 on February 27, 2009 (Accession No. 0000930413-09-001112).

If you have any questions regarding this certification, please contact me at (617) 824-1381.

Sincerely,

/s/Jennifer English

Jennifer English
Senior Vice President
Citi Fund Services
Secretary to the Trust